PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment pledged as collateral	R$ 12,773,662	R$ 19,488,481
Property, plant and equipment, interest costs capitalized	R$ 359,407	R$ 18,624
Average monthly rate of interest capitalization	12.49%	12.04%